UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	U.S. Global Leaders Growth Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 98.4%		$1,078,883,310
(Cost $723,848,026)
Consumer discretionary 18.2%		200,111,761
Hotels, restaurants and leisure 3.0%
Starbucks Corp.	574,460	33,278,470
Internet and catalog retail 7.5%
Amazon.com, Inc. (I)	79,159	42,441,098
The Priceline Group, Inc. (I)	31,807	39,554,231
Media 3.5%
The Walt Disney Company	324,295	38,915,400
Specialty retail 4.2%
Lowe's Companies, Inc.	662,090	45,922,562
Consumer staples 14.0%		153,476,522
Food and staples retailing 3.0%
Whole Foods Market, Inc.	906,960	33,013,344
Food products 7.5%
Mondelez International, Inc., Class A	1,044,474	47,137,112
The Hershey Company	378,665	35,174,192
Household products 3.5%
Colgate-Palmolive Company	560,892	38,151,874
Energy 5.7%		62,864,836
Energy equipment and services 5.7%
Core Laboratories NV (L)	202,947	22,249,080
Schlumberger, Ltd.	490,410	40,615,756
Financials 12.9%		141,182,482
Capital markets 3.6%
State Street Corp.	513,940	39,347,246
Consumer finance 3.5%
American Express Company	503,460	38,293,168
Insurance 2.9%
Aon PLC	314,960	31,738,519
Real estate investment trusts 2.9%
Equinix, Inc.	114,028	31,803,549
Health care 13.1%		143,248,795
Biotechnology 7.0%
Amgen, Inc.	276,690	48,860,687
Regeneron Pharmaceuticals, Inc. (I)	50,780	28,114,855
Health care technology 4.0%
Cerner Corp. (I)	600,750	43,085,790
Pharmaceuticals 2.1%
Sanofi, ADR	429,477	23,187,463
Industrials 1.5%		17,097,888
Professional services 1.5%
Verisk Analytics, Inc. (I)	218,895	17,097,888

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Global Leaders Growth Fund

			Shares	Value
Information technology 26.3%				$287,872,524
Internet software and services 6.8%
Google, Inc., Class C (I)			74,341	46,508,473
LinkedIn Corp., Class A (I)			136,189	27,681,776
IT services 8.0%
Automatic Data Processing, Inc.			443,055	35,342,497
Visa, Inc., Class A			701,600	52,858,544
Semiconductors and semiconductor equipment 3.1%
ARM Holdings PLC, ADR			713,100	33,544,224
Software 8.4%
Red Hat, Inc. (I)			416,910	32,969,243
salesforce.com, Inc. (I)			311,997	22,869,380
SAP SE, ADR (L)			503,675	36,098,387
Materials 6.7%				73,028,502
Chemicals 6.7%
Ecolab, Inc.			384,420	44,519,680
Monsanto Company			279,800	28,508,822
	Yield (%)		Shares	Value
Securities lending collateral 4.9%				$53,889,359
(Cost $53,888,420)
John Hancock Collateral Trust (W)	0.1789(Y	)	5,386,081	53,889,359
Short-term investments 1.4%				$14,809,177
(Cost $14,809,177)
Money market funds 1.4%				14,809,177
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	14,809,177	14,809,177
Total investments (Cost $792,545,623)† 104.7%				$1,147,581,846
Other assets and liabilities, net (4.7%)				($51,353,455)
Total net assets 100.0%				$1,096,228,391

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-15. The value of securities on loan amounted to $36,262,656.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $796,277,771. Net unrealized appreciation aggregated $351,304,075, of which $360,161,067 related to appreciated investment securities and $8,856,992 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the funds' significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q3	07/15
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		9/15

John Hancock

Classic Value Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Classic Value Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 99.2%		$2,180,310,614
(Cost $1,684,903,781)
Consumer discretionary 11.9%		261,792,626
Automobiles 2.3%
Ford Motor Company	3,342,715	49,572,463
Media 7.6%
News Corp., Class A (I)	3,925,115	57,816,944
News Corp., Class B (I)	1,105,809	15,779,894
Omnicom Group, Inc.	837,439	61,200,042
The Interpublic Group of Companies, Inc.	1,525,475	32,492,618
Specialty retail 2.0%
Staples, Inc.	3,054,430	44,930,665
Consumer staples 2.6%		58,435,164
Food and staples retailing 2.6%
Wal-Mart Stores, Inc.	811,825	58,435,164
Energy 14.5%		319,293,319
Energy equipment and services 1.8%
Baker Hughes, Inc.	698,865	40,639,000
Oil, gas and consumable fuels 12.7%
BP PLC, ADR	2,164,820	80,033,395
Exxon Mobil Corp.	851,466	67,444,622
Murphy Oil Corp.	959,700	31,468,563
Royal Dutch Shell PLC, ADR, Class A (L)	1,734,651	99,707,739
Financials 41.4%		909,610,223
Banks 15.1%
Bank of America Corp.	4,730,038	84,573,079
Citigroup, Inc.	1,445,291	84,491,712
JPMorgan Chase & Co.	855,661	58,638,448
Regions Financial Corp.	5,498,600	57,130,454
The PNC Financial Services Group, Inc.	477,516	46,882,521
Capital markets 12.9%
Franklin Resources, Inc.	1,205,892	54,928,381
Morgan Stanley	1,466,521	56,959,676
State Street Corp.	732,202	56,057,385
The Goldman Sachs Group, Inc.	273,653	56,118,021
UBS Group AG (L)	2,577,126	59,428,526
Diversified financial services 2.6%
Voya Financial, Inc.	1,234,493	57,959,446
Insurance 10.8%
American International Group, Inc.	1,135,852	72,830,829
Axis Capital Holdings, Ltd.	1,232,074	70,918,179
MetLife, Inc.	1,069,068	59,589,850
Willis Group Holdings PLC	712,061	33,103,716
Health care 8.8%		193,119,857
Biotechnology 1.3%
Baxalta, Inc. (I)	851,150	27,943,255

2SEE NOTES TO FUND'S INVESTMENTS

Classic Value Fund

			Shares	Value
Health care (continued)
Health care equipment and supplies 4.1%
	Abbott Laboratories		1,122,077	$56,878,083
	Baxter International, Inc.		851,150	34,114,092
Health care providers and services 3.4%
	Cigna Corp.		329,645	47,488,659
	Laboratory Corp. of America Holdings (I)		209,724	26,695,768
Industrials 6.2%				135,418,083
Building products 1.2%
	Masco Corp.		947,097	24,993,890
Machinery 5.0%
	Parker-Hannifin Corp.		468,225	52,792,369
	Stanley Black & Decker, Inc.		546,325	57,631,824
Information technology 13.8%				302,641,342
Electronic equipment, instruments and components 1.8%
	Corning, Inc.		2,144,050	40,050,854
Semiconductors and semiconductor equipment 2.3%
	Intel Corp.		1,697,939	49,155,334
Software 6.0%
	Microsoft Corp.		1,335,698	62,377,097
	Oracle Corp.		1,747,489	69,794,711
Technology hardware, storage and peripherals 3.7%
	Hewlett-Packard Company		2,662,626	81,263,346
	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$995,160
(Cost $995,144)
John Hancock Collateral Trust (W)	0.1789(Y	)	99,463	995,160
			Par value	Value
Short-term investments 1.2%				$26,549,000
(Cost $26,549,000)
Repurchase agreement 1.2%				26,549,000
	Repurchase Agreement with State Street Corp. dated 07-31-15 at 0.000% to be repurchased at $26,549,000 on 8-3-15, collateralized by $27,885,000 U.S. Treasury Notes, 1.500% due 1-31-22 (valued at $27,084,701, including interest)		26,549,000	26,549,000
Total investments (Cost $1,712,447,925)† 100.4%				$2,207,854,774
Other assets and liabilities, net (0.4%)				($9,240,354)
Total net assets 100.0%				$2,198,614,420

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-15. The value of securities on loan amounted to $975,603.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,776,869,068. Net unrealized appreciation aggregated $430,985,706, of which $502,888,453 related to appreciated investment securities and $71,902,747 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Classic Value Fund

The fund had the following country composition as a percentage of net assets on 7-31-15:

United States	84.5%
United Kingdom	5.1%
Netherlands	4.5%
Bermuda	3.2%
Switzerland	2.7%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2015, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q3	07/15
This report is for the information of the shareholders of John Hancock Classic Value Fund.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015